Stockholders' equity - Stock option activity (Detail) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016
Number of options
Outstanding, beginning balance (in shares)		185,591	179,426
Issued (in shares)		52,500	7,500
Exercised (in shares)	(1,085)	(8,334)	(1,085)
Expired (in shares)		(2,554)	(250)
Outstanding, ending balance (in shares)		227,203	185,591
Exercisable (in shares)		183,373	181,766
Weighted average exercise price
Outstanding, beginning balance (in dollars per share)		$ 7.89	$ 7.83
Issued (in dollars per share)		14.20	9.60
Exercised (in dollars per share)		3.30	6.25
Expired (in dollars per share)		19.50	23.40
Outstanding, ending balance (in dollars per share)		9.39	7.89
Exercisable (in dollars per share)		$ 8.28	$ 7.86